Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2017

Item 1. Proxy Voting Record

I. Emmis Communications Corporation
(a) Name of Issuer of the portfolio security:
Emmis Communications Corporation
(b) Exchange ticker symbol of the portfolio security: EMMS
(c) CUSIP: 291525103
(d) Shareholder meeting date: July 7, 2016
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2.  Approval of 2016 Equity Compensation Plan.
3. Authorization for the Board to proceed with one for four reverse stock split.
4. Advisory vote approval of compensation plan for named executive officers.
5. Ratification of Ernst & Young LLP as Emmis' independent accountants for fiscal year ending February 28, 2017.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For directors and proposals three and five; against proposals 2 and 4.
(i) Whether Registrant cast its vote for or against management: For management with regard to items 1, 3 and 5; aainst management with regard to items 2 and 4

II. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082108
(d) Shareholder meeting date:  October 12, 2016
(e) Brief identification of the matter voted on:
1.  Authorization for amendment to the Company's
    Certificate of Incorporation to provide for a one for eight reverse stock split.
2. An adjournment of the Special Meeting as necessary to seek additional votes to approve the reverse stock split.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

III. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082108
(d) Shareholder meeting date:  January 26, 2017
(e) Brief identification of the matter voted on:
1. Approve the issuance of additional shares common stock for a private exchange offer for the 7.75% Senior Notes due 2019
2. Approval of an amendment to the Certificate of incorporation to authorize 100 shares of new
    Class D and Class E Common stock.
3. An adjournment of the Special Meeting as necessary to seek additional votes.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management


IV. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082108
(d) Shareholder meeting date:  May 18, 2017
(e) Brief identification of the matter voted on:
1.  Elect seven directors.
2. Approval on an advisory basis of the compensation paid to name executives.
3. Advisory vote on frequency of advisory vote on compensation paid to named executives
4. Ratify the appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm for 2017.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all directors;
for items two and four; one year with regard to item three.
(i) Whether Registrant cast its vote for or against management: For management


V. School Specialty, Inc.
(a) Name of Issuer of the portfolio security:
School Specialty, Inc.
(b) Exchange ticker symbol of the portfolio security: SCOO
(c) CUSIP: 807864103
(d) Shareholder meeting date: June 8, 2017
(e) Brief identification of the matter voted on:
1.  Election of five directors.
2. Approve adivsory resolution on the compensation of named executive officers.
3. Advisory vote on frequency of advisory vote on compensation paid to named executives.
4. Ratification of Deloitte & Touche LLP as independent registered public accounting firm for year ended
    December 30, 2017.
5. Approve the proposed amendment to the Certificate of incorporation to remove Section 7.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals;
one year with regard to item three.
(i) Whether Registrant cast its vote for or against management: For.


Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti, President
Date:  August 23, 2017